EQUITY-ACCOUNTED INVESTMENTS IN MULTI-FAMILY RENTAL PROPERTIES	12 Months Ended
Dec. 31, 2023
Interests in Other Entities [Abstract]
EQUITY-ACCOUNTED INVESTMENTS IN MULTI-FAMILY RENTAL PROPERTIES	EQUITY-ACCOUNTED INVESTMENTS IN MULTI-FAMILY RENTAL PROPERTIES
The Company's equity-accounted investments in multi-family rental properties consist of investments in associates owning two class A multi-family rental properties in Toronto ("592 Sherbourne LP", operating as "The Selby", and "57 Spadina LP", operating as "The Taylor"), over which the Company has significant influence.

The following table presents the change in the balance of equity-accounted investments in multi-family rental properties for the years ended December 31, 2023 and December 31, 2022.

(in thousands of U.S. dollars)	December 31, 2023	December 31, 2022

Opening balance	$20,769	$199,285
Distributions	(695)	(3,824)
Income from equity-accounted investments in multi-family rental properties(1)	5,297	40,144
Reclassification from equity-accounted investments in Canadian residential developments(2)	25,416	—
Disposition of equity-accounted investment in U.S. multi-family rental properties (Note 5)	—	(213,493)
Translation adjustment(3)	1,138	(1,343)
Balance, end of year	$51,925	$20,769
(1) Of the $40,144 income from equity-accounted investments earned during 2022, $38,594 was attributable to U.S. multi-family rental properties and reclassified to income from discontinued operations (Note 5).
(2) On September 30, 2023, The Taylor achieved stabilization. In the fourth quarter of 2023, being the first full quarter after stabilization, Tricon's investment in 57 Spadina LP was reclassified from equity-accounted investments in Canadian residential developments to investments in multi-family rental properties (Note 8).
(3) For the year ended December 31, 2023, the USD/CAD exchange rate moved from 1.3544 as at December 31, 2022 to 1.3226 as at December 31, 2023, resulting in a favorable foreign currency translation adjustment of $1,138. In the prior year, the USD/CAD exchange rate moved from 1.2678 as at December 31, 2021 to 1.3544 as at December 31, 2022, resulting in an unfavorable foreign currency translation adjustment of $1,343.
The following tables present the ownership interests and carrying values of the Company’s equity-accounted investments in multi-family rental properties. The financial information below discloses each investee at 100% and at Tricon's ownership interests in the net assets of the investee.

		December 31, 2023
(in thousands of U.S. dollars)	Location	Tricon's ownership %	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets	Tricon's share of net assets(1)

Associate
592 Sherbourne LP (The Selby)	Toronto, ON	15%	$5,119	$275,359	$3,828	$116,409	$160,241	$23,446
57 Spadina LP (The Taylor)	Toronto, ON	30%	19,150	208,095	3,677	129,386	94,182	28,479
Total			$24,269	$483,454	$7,505	$245,795	$254,423	$51,925
(1) Tricon's share of net assets of $51,925 is comprised of $52,304 as per the investees' financial statements less $379 of fair value differences arising from the initial recognition on January 1, 2020 and foreign exchange translation adjustments.

		December 31, 2022
(in thousands of U.S. dollars)	Location	Tricon's ownership %	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets	Tricon's share of net assets(1)

Associate
592 Sherbourne LP (The Selby)	Toronto, ON	15%	$2,834	$256,854	$2,080	$115,311	$142,297	$20,769
Total			$2,834	$256,854	$2,080	$115,311	$142,297	$20,769
(1) Tricon's share of net assets of $20,769 is comprised of $21,345 as per the investees' financial statements less $576 of fair value differences arising from the initial recognition on January 1, 2020 and foreign exchange translation adjustments.

		For the year ended December 31, 2023
(in thousands of U.S. dollars)	Location	Tricon's ownership %	Revenue	Expenses	Fair value gains	Net and other comprehensive income	Tricon's share of net income

Associate
592 Sherbourne LP (The Selby)	Toronto, ON	15%	$13,055	$(7,974)	$11,550	$16,631	$2,504
57 Spadina LP (The Taylor)(1)	Toronto, ON	30%	2,344	(3,150)	10,071	9,265	2,793
Total			$15,399	$(11,124)	$21,621	$25,896	$5,297
(1) The income of $2,793 represents Tricon's share of net income from 57 Spadina LP for the period from October 1, 2023 to December 31, 2023.

		For the year ended December 31, 2022
(in thousands of U.S. dollars)	Location	Tricon's ownership %	Revenue	Expenses	Fair value gains	Net and other comprehensive income	Tricon's share of net income

Associate
592 Sherbourne LP (The Selby)	Toronto, ON	15%	$12,441	$(8,023)	$5,916	$10,334	$1,550
Total			$12,441	$(8,023)	$5,916	$10,334	$1,550
Based on the assessment of current economic conditions, there are no indicators of impairment for the Company's equity-accounted investments in multi-family rental properties as at December 31, 2023.